Basis of Presentation and Summary of Significant Accounting Policies - Other Intangible Assets, Net (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Impairments	¥ 0	¥ 0
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]			Impairment of Long-Lived Assets Held-for-use
Trademark
Finite-Lived Intangible Assets [Line Items]
Impairments	¥ 0	¥ 0	¥ 38,922
Minimum | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Minimum | Reacquired franchise rights
Finite-Lived Intangible Assets [Line Items]
Useful life	1 year
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Maximum | Trademark
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Maximum | Capitalized software
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Maximum | Reacquired franchise rights
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life	7 years